Corgi Coffee & Energy Drinks ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Value
Basic Chemical Manufacturing - 3.2%
International Flavors & Fragrances, Inc.	643	$ 50,939

Beverage Manufacturing - 19.9%
Celsius Holdings, Inc. (a)	2,566	75,133
Keurig Dr Pepper, Inc.	2,532	82,872
Monster Beverage Corp. (a)	1,008	96,889
PepsiCo, Inc.	480	64,992
		319,886

Boiler, Tank, and Shipping Container Manufacturing - 6.1%
Ball Corp.	787	49,109
Crown Holdings, Inc.	439	49,089
		98,198

Business Support Services - 4.6%
Zevia PBC - Class A (a)	45,332	73,891

Dairy Product Manufacturing - 0.9%
Laird Superfood, Inc. (a)	3,206	15,068

Fruit and Vegetable Preserving and Specialty Food Manufacturing - 4.0%
J M Smucker Co.	572	64,350

Grain and Oilseed Milling - 2.3%
Ingredion, Inc.	396	37,505

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 4.4%
Restaurant Brands International, Inc.	989	71,712

Other Financial Investment Activities - 6.8%
BRC, Inc. - Class A (a)	51,088	56,707
Westrock Coffee Co. (a)	6,616	53,656
		110,363

Other Food Manufacturing - 20.3%
Coca-Cola Co.	3,602	292,734
Krispy Kreme, Inc. (a)	756	2,669
Sensient Technologies Corp.	252	31,069
		326,472

Restaurants and Other Eating Places - 17.8%
Starbucks Corp.	2,808	286,950

Specialty Food Retailers - 4.3%
Dutch Bros, Inc. - Class A (a)	967	69,440
TOTAL COMMON STOCKS (Cost $1,475,116)		1,524,774

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.2%	Shares	Value

First American Government Obligations Fund - Class X, 3.57% (b)	83,072		83,072
TOTAL MONEY MARKET FUNDS (Cost $83,072)			83,072

TOTAL INVESTMENTS - 99.8% (Cost $1,558,188)			1,607,846
Other Assets in Excess of Liabilities - 0.2%		0.00193	3,105
TOTAL NET ASSETS - 100.0%			$ 1,610,951

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Corgi Coffee & Energy Drinks ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,524,774	$ –	$ –	$ 1,524,774
Money Market Funds	83,072	–	–	83,072
Total Investments	$ 1,607,846	$ –	$ –	$ 1,607,846

Refer to the Schedule of Investments for further disaggregation of investment categories.